Income Taxes - Schedule of Components of Loss Before Income Taxes (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Loss Before Income Taxes [Line Items]
Federal	$ (56,745)	$ (51,843)
Foreign	(975)	142
Total loss before taxes	$ (57,720)	$ (51,701)